Related parties	12 Months Ended
Dec. 31, 2025
Related parties
Related parties

34.Related parties

Transactions between the Company and its subsidiaries have been eliminated in consolidation and are not disclosed in the notes. Related party transactions are disclosed below.

34.1.   Remuneration of key management

Key management consists of the members of executive management which consists of the Chief Executive Officer (CEO), the Chief Financial Officer (CFO), the Chief Commercial Officer (CCO) and the Chief Technology Officer (CTO) of the Company.

For the period ended December 31, 2025 and December 31, 2024, the table below includes the remuneration package of all members of executive management.

	For the period ended
	December 31
(in EUR 000)	2025	2024
Short-term remuneration & compensation (1)	2,053	2,038
Post-employment benefits	88	49
Share-based payment (2)	1,313	2,314
Total	3,454	4,401
(1)	Includes base remuneration, fringe benefits, short term (one-year) performance related bonus (i.e. variable remuneration), sign-on bonuses.
(2)	Warrant expense under IFRS 2.

34.2.   Relationship and transactions with non-executive directors and holders of more than 3% of our share capital:

	For the period ended December 31, 2025		For the period ended December 31, 2024
			Set up of
	Set up of	Board	Production	Board
(in EUR 000)	Production Line	Remuneration	Line	Remuneration
Cochlear	52	—	242	—
Robert Taub (until June 12, 2024)/ Robelga SRL (since June 12, 2024)	—	119	—	122
Kevin Rakin	—	79	—	66
Pierre Gianello	—	60	—	59
Jurgen Hambrecht	—	71	—	65
Rita Mills	—	68	—	65
Giny Kirby	—	57	—	58
Wildman Venturees LLC	—	79	—	70
Total	52	532	242	571
Amounts outstanding at year-end	—	117	—	110

For the period ended December 31, 2025, our non-executive directors were: Robert Taub (until June 12, 2024), Robelga SRL (permanently represented by Robert Taub) (as from June 12, 2024), Kevin Rakin, Pierre Gianello, Jürgen Hambrecht, Rita Johnson-Mills, Virigina Kirby and Wildman Ventures, LLC (permanently represented by Daniel Wildman). During the period ended December 31, 2025 and December 31, 2024, all our non-executive directors were granted “RSUs” in accordance with the Company’s remuneration policy. None of the non-executive directors were granted warrants during the period ended December 31, 2025 and December 31, 2024. The warrant expense under IFRS 2 related to the warrants that were granted to the non-executive directors amounted to €1.4 million for the period ended December 31, 2025 and €218,000 for the period ended December 31, 2024.

The Company and Cochlear Limited, or Cochlear, have entered into a collaboration agreement, dated January 2023, related to the transfer of assets and related support for the setting up of a production line in the U.S. This statement scope of work led to a financial impact of € 52,000 for the period ended December 31, 2025, compared to an impact of €242,000 for the period ended December 31, 2024 and was recognized as part of assets under construction.

On September 28, 2023, the Company announced a partnership with ResMed in Germany to increase OSA awareness and therapy penetration in the German market. The Company and ResMed Germany will establish a continuum of care that will educate and guide OSA patients in the German market from diagnosis through treatment. Together, the companies will work to accelerate patient identification and better support patient set-up on the appropriate therapy.

Effective as of October 1, 2024, the Company entered into a collaboration agreement with Man & Science SA to develop a miniaturized injectable neuromodulation device. The Company retains exclusive rights for its use in treating obstructive sleep apnea.

34.3.   Relationship and transactions with members of key management

For the period ended December 31, 2025, our key management consisted of the members of executive management:  Olivier Taelman (CEO), John Landry (CFO), Scott Holstine (CCO) and Bruno Onkelinx (CTO).

For the period ended December 31, 2024, our key management consisted of the members of executive management:  Olivier Taelman (CEO for the full year), Loic Moreau (CFO until November 4, 2024), John Landry (CFO as from November 4, 2024), Scott Holstine (CCO as from July 15, 2024) and Bruno Onkelinx (CTO for the full year).

From September 1, 2021 until August 19, 2024, Olivier Taelman performed his function as CEO of the Company on a self-employed basis in accordance with a service agreement between Nyxoah SA and Olivier Taelman. As from August 19, 2024, Olivier Taelman temporarily relocated to the U.S. Since then, he performs his function as CEO of the Company partially on a self-employed basis in accordance with a service agreement between Nyxoah SA and Olivier Taelman and partially as employee of Nyxoah Inc. As from September 1, 2025, Olivier Taelman moved back to Belgium and from that date he is performing his function as CEO of the Company on a self-employed basis in accordance with a service agreement between Nyxoah SA and Olivier Taelman.

Loïc Moreau and Bruno Onkelinx are employees of Nyxoah SA. John Landry and Scott Holstine are employees of Nyxoah Inc.

All members of our key management were granted warrants during the period ended December 31, 2025 and December 31, 2024.